Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,079,067	$ 1,151,158	$ 1,216,848
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	783,290	833,466	863,945
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	167,572	180,179	208,309
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 128,205	$ 137,513	$ 144,594